Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Sales	[1]	$ 82,738	$ 75,622	$ 73,298
Cost of sales		48,659	44,835	43,865
Gross profit		34,079	30,787	29,433
Operating expenses
Research and development	[2]	9,702	6,480	5,465
Sales and marketing		5,651	4,418	3,818
General and administrative		3,611	2,798	$ 2,572
Contingent consideration expense (benefit)		(3,090)	45
Total operating expenses		15,874	13,741	$ 11,855
Operating income		18,205	17,046	17,578
Financial income, net		220	263	404
Income before income taxes		18,425	17,309	17,982
Income taxes		1,905	2,704	905
Net income		$ 16,520	$ 14,605	$ 17,077
Income per share:
Basic income per ordinary share (US$)		$ 2.273	$ 2.033	$ 2.404
Diluted income per ordinary share (US$)		$ 2.242	$ 1.996	$ 2.357
Weighted average number of ordinary shares used to compute basic income per share		7,268,536	7,184,114	7,103,021
Weighted average number of ordinary shares used to compute diluted income per share		7,367,984	7,318,906	7,246,032

[1]	Including sales to related parties in the amount of US$ 851 thousand, US$ 1,041 thousand and US$ 1,154 thousand in 2013, 2014 and 2015, respectively.
[2]	Including services from related parties in the amount of US$ 133 thousand, US$ 243 thousand and US$ 285 thousand in 2013, 2014 and 2015, respectively.